S000008909 [Member] Expense Example - Western Asset Select Tax Free Reserves	Aug. 31, 2025 USD ($)
Select
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 18
Expense Example, with Redemption, 3 Years	90
Expense Example, with Redemption, 5 Years	170
Expense Example, with Redemption, 10 Years	403
Investor
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	24
Expense Example, with Redemption, 3 Years	542
Expense Example, with Redemption, 5 Years	1,087
Expense Example, with Redemption, 10 Years	2,579
C000091744 [Member]
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	41
Expense Example, with Redemption, 3 Years	727
Expense Example, with Redemption, 5 Years	1,437
Expense Example, with Redemption, 10 Years	$ 3,326